Investments - Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2025	Mar. 31, 2024
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 8,900,698	¥ 10,774,551
Less than 12 months Gross unrealized losses, available-for-sale securities		24,609	6,663
12 months or more Fair value, available-for-sale securities		2,110,679	2,953,626
12 months or more Gross unrealized losses, available-for-sale securities		57,602	31,779
Total Fair value, available-for-sale securities		11,011,377	13,728,177
Total Gross unrealized losses, available-for-sale securities		82,211	38,442
Debt securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		7,660,587	9,019,722
Less than 12 months Gross unrealized losses, available-for-sale securities		16,325	2,448
12 months or more Fair value, available-for-sale securities		1,725	675,435
12 months or more Gross unrealized losses, available-for-sale securities		5	508
Total Fair value, available-for-sale securities		7,662,312	9,695,157
Total Gross unrealized losses, available-for-sale securities		16,329	2,956
Debt securities | Japanese local government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		54,117	108,071
Less than 12 months Gross unrealized losses, available-for-sale securities		1,975	369
12 months or more Fair value, available-for-sale securities		493,411	456,471
12 months or more Gross unrealized losses, available-for-sale securities		21,402	7,205
Total Fair value, available-for-sale securities		547,528	564,542
Total Gross unrealized losses, available-for-sale securities		23,376	7,574
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		22,241	113,185
Less than 12 months Gross unrealized losses, available-for-sale securities		123	252
12 months or more Fair value, available-for-sale securities		0	0
12 months or more Gross unrealized losses, available-for-sale securities		0	0
Total Fair value, available-for-sale securities		22,241	113,185
Total Gross unrealized losses, available-for-sale securities		123	252
Debt securities | Other foreign government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		757,135	865,375
Less than 12 months Gross unrealized losses, available-for-sale securities		446	1,196
12 months or more Fair value, available-for-sale securities		138,034	107,238
12 months or more Gross unrealized losses, available-for-sale securities		1,258	559
Total Fair value, available-for-sale securities		895,169	972,613
Total Gross unrealized losses, available-for-sale securities		1,704	1,755
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	63,435	130,779
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	2,971	1,125
12 months or more Fair value, available-for-sale securities	[1]	245,191	307,777
12 months or more Gross unrealized losses, available-for-sale securities	[1]	22,064	17,100
Total Fair value, available-for-sale securities	[1]	308,626	438,556
Total Gross unrealized losses, available-for-sale securities	[1]	25,034	18,225
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		1,952	645
Less than 12 months Gross unrealized losses, available-for-sale securities		9	0
12 months or more Fair value, available-for-sale securities		17,188	25,220
12 months or more Gross unrealized losses, available-for-sale securities		888	766
Total Fair value, available-for-sale securities		19,140	25,865
Total Gross unrealized losses, available-for-sale securities		897	767
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		71,383	18,594
Less than 12 months Gross unrealized losses, available-for-sale securities		534	214
12 months or more Fair value, available-for-sale securities		113,411	138,724
12 months or more Gross unrealized losses, available-for-sale securities		890	576
Total Fair value, available-for-sale securities		184,795	157,318
Total Gross unrealized losses, available-for-sale securities		1,424	789
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		127,307	314,933
Less than 12 months Gross unrealized losses, available-for-sale securities		1,972	893
12 months or more Fair value, available-for-sale securities		1,058,758	1,217,858
12 months or more Gross unrealized losses, available-for-sale securities		9,980	5,016
Total Fair value, available-for-sale securities		1,186,066	1,532,791
Total Gross unrealized losses, available-for-sale securities		11,952	5,909
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		142,540	203,248
Less than 12 months Gross unrealized losses, available-for-sale securities		256	166
12 months or more Fair value, available-for-sale securities		42,959	24,902
12 months or more Gross unrealized losses, available-for-sale securities		1,115	48
Total Fair value, available-for-sale securities		185,499	228,150
Total Gross unrealized losses, available-for-sale securities		¥ 1,371	¥ 214

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥438,556 million at March 31, 2024, and ¥308,626 million at March 31, 2025. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.